Contingencies (Narrative) (Details) - Mr. Steven Van Fleet [Member] - USD ($)	Dec. 07, 2018	Oct. 07, 2018
Disclosure Of Contingencies [Line Items]
Legal contingency, damages sought		$ 214,574
Contingencies [Member]
Disclosure Of Contingencies [Line Items]
Maximum damages counter claims	$ 2,750,000